Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001396092
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	WORLD FUNDS TRUST
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF | T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus:
Trading Symbol	BTCL
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus:
Trading Symbol	BTCZ
T-Rex 2X Long Ether Daily Target ETF | T-Rex 2X Long Ether Daily Target ETF
Prospectus:
Trading Symbol	ETU
T-Rex 2X Inverse Ether Daily Target ETF | T-Rex 2X Inverse Ether Daily Target ETF
Prospectus:
Trading Symbol	ETQ